Marketable Securities and Investments	12 Months Ended
Mar. 31, 2011
Marketable Securities and Investments [Abstract]
MARKETABLE SECURITIES AND INVESTMENTS
3.	MARKETABLE SECURITIES AND INVESTMENTS
Available-for-Sale Securities — The fair value of debt and marketable equity securities classified as available-for-sale is based on quoted market prices as of March 31, 2011 and 2010. The cost, gross unrealized gain and loss and the fair value of available-for-sale securities by major security type were as follows:

	Millions of Yen
		Gross	Gross
		Unrealized	Unrealized
2011	Cost	Gain	Loss	Fair Value

Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

	Millions of Yen
		Gross	Gross
		Unrealized	Unrealized
2010	Cost	Gain	Loss	Fair Value

Current:
National debt securities	¥1,160	¥10		¥1,170
Corporate debt securities	1,885	12	¥42	1,855
Bank debt securities	100	0		100
Mutual fund	3,229	176	1	3,404

Total	¥6,374	¥198	¥43	¥6,529

Noncurrent:
Equity securities	¥23,841	¥9,415	¥604	¥32,652

	Thousands of U.S. Dollars
		Gross	Gross
		Unrealized	Unrealized
2011	Cost	Gain	Loss	Fair Value

Current:
National debt securities	$6,163	$36		$6,199
Corporate debt securities	15,708	48	$326	15,430
Mutual fund	32,105	1,413	24	33,494

Total	$53,976	$1,497	$350	$55,123

Noncurrent:
Equity securities	$267,823	$90,478	$6,235	$352,066

There were no available-for-sale securities which have been in a continuous unrealized loss position for more than 12 months as of March 31, 2011 and 2010. Gross unrealized holding losses and fair values of available-for-sale securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2011 and 2010, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
		Gross		Gross
		Unrealized		Unrealized
2011	Fair Value	Loss	Fair Value	Loss

Current:
Corporate debt securities	¥673	¥27	$8,132	$326
Mutual fund	9	2	109	24

Total	¥682	¥29	$8,241	$350

Noncurrent:
Equity securities	¥6,009	¥516	$72,608	$6,235

	Millions of Yen
		Gross
		Unrealized
2010	Fair Value	Loss

Current:
Corporate debt securities	¥643	¥42
Mutual fund	44	1

Total	¥687	¥43

Noncurrent:
Equity securities	¥3,867	¥604

The unrealized losses on available-for-sale securities were caused primarily by a general decline in stock prices in Japan as of the end of the fiscal year. The Companies periodically determine whether a decline in the fair value of available-for-sale securities is deemed to be other than temporary based on criteria that includes the duration of market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired available-for-sale securities for sufficient period of time for anticipated recovery in market value as described in Note 1. No available-for-sale securities were identified that meet the Companies’ criterion for recognition of an impairment loss on available-for-sale securities in unrealized loss position presented above. Therefore, the Companies do not believe the unrealized losses represent an other-than-temporary impairment as of March 31, 2011 and 2010.
Future maturities of debt securities and mutual fund classified as available-for-sale excluding mutual fund without fixed maturities as of March 31, 2011 were as follows:

			Thousands of
	Millions of Yen		U.S. Dollars
		Fair		Fair
	Cost	Value	Cost	Value

Due within one year	¥1,098	¥1,105	$13,268	$13,351
Due after one year through five years	1,504	1,535	18,173	18,548
Due after five years through ten years	700	682	8,458	8,241

Total	¥3,302	¥3,322	$39,899	$40,140

Proceeds from sales of available-for-sale securities were ¥1,602 million ($19,357 thousand), ¥795 million and ¥304 million for the years ended March 31, 2011, 2010 and 2009, respectively. The gross realized gains on the sales of available-for-sale securities for the years ended March 31, 2011, 2010 and 2009 were ¥354 million ($4,277 thousand), ¥4 million and ¥0 million, respectively. The gross realized losses on the sales of available-for-sale securities for the years ended March 31, 2011 and 2010 were ¥37 million ($447 thousand) and ¥3 million, respectively. No realized losses were recorded for the year ended March 31, 2009.
During the years ended March 31, 2010 and 2009, the Companies exchanged certain equity securities for other marketable securities. The Companies recorded the newly received securities at fair value and recognized a gain of ¥6 million and ¥2 million in the years ended March 31, 2010 and 2009, respectively. There was no such exchange of marketable securities for the year ended March 31, 2011.
The amount of impairment charges the Companies recognized on available-for-sale securities in which declines in fair value are other than temporary are ¥1,366 million ($16,506 thousand), ¥1,445 million and ¥3,547 million in the years ended March 31, 2011, 2010 and 2009, respectively.
Trading Securities — The Company’s subsidiary in the United States of America has trading securities consisting of mutual funds, which are recorded as marketable securities at the fair value of ¥257 million ($3,105 thousand) as of March 31, 2011. There were no trading securities recorded in marketable securities as of March 31, 2010. The Company recorded a gain of ¥39 million ($471 thousand) which is included in other — net of other income (expense) for the year ended March 31, 2011 that relates to trading securities still held as of March 31, 2011.
The Company’s subsidiary in the United States of America adopted a non-qualified deferred compensation plan and trust agreement. Investments consist of several mutual funds, which are recorded as investments at the fair market value of ¥92 million ($1,112 thousand) and ¥91 million as of March 31, 2011 and 2010, respectively. The Company recorded gains of ¥13 million ($157 thousand) and ¥30 million which are included in other — net of other income for the years ended March 31, 2011 and 2010, respectively that relates to trading securities still held as of March 31, 2011 and 2010, respectively, and ¥23 million of trading loss as other expense for the year ended March 31, 2009 that relates to trading securities still held as of March 31, 2009.
Cost-Method Securities — Investments in non-marketable equity securities for which there are no readily determinable fair values were accounted for using the cost method and aggregated ¥3,443 million ($41,602 thousand) and ¥3,085 million as of March 31, 2011 and 2010, respectively. Investments in non-marketable equity securities are reviewed annually or upon the occurrence of an event for other-than-temporary impairment. The Companies recognized impairment charges on investments in non-marketable equity securities of ¥219 million ($2,646 thousand), ¥15 million and ¥3 million in the years ended March 31, 2011, 2010 and 2009, respectively.